Events after the reporting period - Additional information (Detail) $ in Thousands, $ in Millions	Mar. 29, 2023 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Statements [Line Items]
Financial assets at fair value through profit or loss		$ 29,776	$ 23,983
Major business combination [member] | Mangrove Insurance Guernsey PCC Limited [Member]
Statements [Line Items]
Financial assets at fair value through profit or loss	$ 17.9